Fair value of financial instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
"Available for sale" securities	$ 6,235	$ 8,033
Liabilities:
Interest rate hedge agreements	32,980	44,600
Fair value measured on recurring basis | Fair Value
Assets:
"Available for sale" securities	6,235	8,033
Liabilities:
Interest rate hedge agreements	32,980	44,645
Fair value measured on recurring basis | Quoted Prices in Active Markets for Identical Assets and Liabilities
Assets:
"Available for sale" securities	6,235	8,033
Fair value measured on recurring basis | "Significant Other Observable Inputs"
Liabilities:
Interest rate hedge agreements	$ 32,980	$ 44,645